Heartland Advisors, Inc.

789 North Water Street

Milwaukee, WI 53202

August 15, 2014

VIA Edgar Transmission

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: Heartland Group, Inc. (the “Registrant”)

1933 Act Reg. No. 33-11371; 1940 Act File No. 811-4982

Post-Effective Amendment No. 68 to Registration Statement on Form N-1A

Ladies and Gentleman,

We enclose for filing, pursuant to Rule 485(a) of the Securities Act of 1933 (the "Securities Act"), Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (the "Amendment").

The Amendment is being filed to add a new series to the Registrant. Please note that, due to the timing of the filing, this Amendment does not include certain information. We will file another post-effective amendment in October 2014 to include such information once it is available, and also include the consent of the Funds’ independent registered public accounting firm and the opinion and consent of the Heartland Funds’ counsel.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 977-8716.

Very truly yours,

/s/ Vinita K. Paul

Vinita K. Paul

Vice President, General Counsel, and Chief Compliance Officer

Heartland Advisors, Inc.

Enclosures